Other operating income (Loss) - Research and Development (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses
Research and development expenses relating to internal projects	€ 45,647	€ 56,511	€ 62,100
Research and development expenses relating to overhead costs	5,210	10,699	12,198
Research and development expense
Expenses
Depreciation and amortization expense	€ 924	€ 464	€ 471